Summary of Significant Accounting Policies (Details)					1 Months Ended		12 Months Ended
	Dec. 28, 2022 USD ($)	Dec. 28, 2022 CNY (¥)	May 01, 2015 USD ($)	May 01, 2015 CNY (¥)	Dec. 28, 2022 USD ($)	Dec. 28, 2022 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jan. 09, 2024 USD ($)	Jan. 09, 2024 CNY (¥)	Nov. 24, 2023 USD ($)	Nov. 24, 2023 CNY (¥)
Summary of Significant Accounting Policies (Details) [Line Items]
Cash consideration	$ 289,973	¥ 2,000,000			$ 289,973	¥ 2,000,000
Disposed subsidiary sales									$ 4,589,710
Loss before income tax									196,468
Group receivable amount													$ 71,514	¥ 510,000
Cash amount							$ 114,454,844		63,901,329
Restricted cash							$ 197,096		3,417,244	$ 179,421
Short-term investments, maturity term							1 year	1 year
Allowance for doubtful accounts							$ 1,225,481		901,010
Bad debt provisions							3,982,991		4,186,385
Group recognized							5,909
Goodwill impairment charges							5,488,816		777,329
Research and development expense							1,093,457		1,563,718	1,599,728
Valuation allowance							$ 766,476		1,566,959
Tax benefit realized on examination							50.00%	50.00%
Income tax is payable by enterprises at a rate							25.00%	25.00%
Provisions profits tax rate							8.25%	8.25%
Tax payable current rate cost (in Dollars)								$ 2,000,000
Remaining profit rate							8.25%	8.25%
Tax authorities term							5 years	5 years
After Tax Profit							10.00%
Registered capital							50.00%
General reserve							$ 11,564,250		9,167,845
Cash and cash equivalents and restricted cash from continuing operations							114,651,940		$ 67,318,573
Deposit insurance for deposits			$ 70,424	¥ 500,000
Pay compensation							64,013	$ 500,000
Insured amount							$ 110,968,651
Debt Securities [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Maturity term							5 years	5 years
Taiding [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Non-controlling interest percentage							20.00%		20.00%
Liaogang Yingkou [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Non-controlling interest percentage									49.00%
Nisun Haiyuan [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Non-controlling interest percentage									49.00%
Gansu Zhonghexi [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Non-controlling interest percentage									35.00%
Jinda [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Group recognized									$ 44,030	41,379
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Equity interest percentage							20.00%	20.00%
VAT rate percentage							6.00%	6.00%
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Equity interest percentage							49.90%	49.90%
VAT rate percentage							13.00%	13.00%
Chinese Mainland [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Revenue							$ 378,790,712		221,790,445	160,199,711
Hong Kong [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Revenue							7,880,187		12,383,820
Valuation allowance							$ 766,475
Remaining profit rate							16.50%	16.50%
Hengpu [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Goodwill impairment charges							$ 5,488,816		777,329
Youjiatian to Shandong Yongdao Zhihe property management Co., Ltd [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Gain disposition of subsidiary									$ 86,159
Shandong Yongdao Zhihe [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cash amount											$ 279,037	¥ 2,000,000
Wenzhou Jinda Holding Co., Ltd [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Equity interest percentage							23.08%	23.08%		23.08%
Research and Development Expense [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Research and development expense							$ 1,093,457
Liaogang Yingkou [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Equity interest percentage							49.00%	49.00%
Gansu Zhonghexi [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Equity interest percentage							35.00%	35.00%